Fees Summary	May 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,748,487,500.00
Previously Paid Amount	0.00
Total Fee Amount	267,693.44
Total Offset Amount	0.00
Net Fee	$ 267,693.44